Submission	Sep. 16, 2025
Submission [Line Items]
Central Index Key	0002054247
Registrant Name	21Shares Polkadot ETF
Registration File Number	333-284630
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A